SUPPLEMENT DATED FEBRUARY 28, 2005
                                                  TO THE TRAVELERS SERIES TRUST:
                                                    MFS MID CAP GROWTH PORTFOLIO
                                                    PROSPECTUS DATED MAY 3, 2004


The following information supplements the information in your prospectus. Please retain this supplement and keep it with the prospectus for future reference.

At a special meeting on February 18, 2005, shareholders of The Travelers Series
Trust: MFS Emerging Growth approved a proposal to merge the MFS Emerging Growth Portfolio with and into the MFS Mid Cap Growth Portfolio. The merger was effective as of the close of business on February 25, 2005.

The following information replaces similar information found in the "Fees and Expenses" section of the prospectus and any supplements thereto.

Effective as of the close of business on February 25, 2005, the investment advisory fee is revised to a fee calculated at an annual rate in accordance with the following schedule:

--------------------------------------------------------------------------------
COMBINED ASSETS
(AS DESCRIBED BELOW)                                    FEE RATE
--------------------------------------------------------------------------------
Up to $600,000,000                                      0.7775%
--------------------------------------------------------------------------------
$600,000,000 to $900,000,000                            0.7525%
--------------------------------------------------------------------------------
$900,000,000 to $1.5 billion                            0.7275%
--------------------------------------------------------------------------------
$1.5 billion to $2.5 billion                            0.7025%
--------------------------------------------------------------------------------
Over $2.5 billion                                       0.6525%
------------------------------------------------------- ------------------------

For purposes of meeting the various assets levels and determining an effective fee rate for the Fund, the combined average daily net assets of: (1) the Fund,
(2) The Travelers Series Trust: MFS Value Portfolio, and (3) a portfolio of another investment company for which an affiliate of TAMIC is investment adviser and MFS is subadviser, are used.






February 2005                                                            L-24494

                                              SUPPLEMENT DATED FEBRUARY 28, 2005
                                                  TO THE TRAVELERS SERIES TRUST:
                                                             MFS VALUE PORTFOLIO
                                                    PROSPECTUS DATED MAY 3, 2004


The following information replaces similar information found in the "Fees and Expenses" section of the prospectus and any supplements thereto. Please retain this supplement and keep it with the prospectus for future reference.

Effective September 1, 2004, the investment advisory fee is calculated at an annual rate in accordance with the following schedule:

                                                                INVESTMENT
AVERAGE DAILY NET ASSETS                                       ADVISORY FEE
First $600 million..........................                      0.750%
Next $300 million...........................                      0.725%
Next $600 million...........................                      0.700%
Next $1 billion.............................                      0.675%
Over $2.5 billion...........................                      0.625%

Effective as of the close of business on February 25, 2005, for purposes of meeting the various assets levels in the table above and determining an effective fee rate for the Fund, the combined average daily net assets of: (1) the Fund, (2) The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and (3) a portfolio of another investment company for which an affiliate of TAMIC is investment adviser and MFS is subadviser, are used.






February 2005                                                            L-24495